Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of components of income tax expense

	Year Ended December 31,
	2019	2020	2021
Loss before tax
Loss from PRC entities	(60,761)	(54,776)	(150,478)
Loss from overseas entities	(9,592)	(11,930)	(24,456)
Total loss before tax	(70,353)	(66,706)	(174,934)

	Year Ended December 31,
	2019	2020	2021
Current income tax expense	124	206	490
Deferred income tax	—	—	—
Total income tax expense	124	206	490

Schedule of reconciliation of differences between statutory tax rate and effective tax rate

	Year Ended December 31,
	2019	2020	2021
PRC Statutory income tax rate	25.0%	25.0%	25.0%
Effect on tax rates in different tax jurisdiction	-3.2%	-2.6%	-2.0%
Income tax on tax holiday(1)	-8.6%	-3.0%	-2.2%
Additional deduction for research and development expenditures	4.4%	8.9%	7.2%
Share-based compensation	-1.1%	-2.1%	-8.4%
Permanent book-tax differences	-0.7%	-2.2%	6.2%
Change in valuation allowance(2)	-16.0%	-24.3%	-26.0%
Effective tax rates	-0.2%	-0.3%	-0.2%
(1)	The income tax on tax holidays represents the effect of preferential income tax rate that the WFOE qualified as an HNTE is entitled to enjoy the beneficial tax rate of 15%.
(2)	Valuation allowance for the years ended December 31, 2019, 2020 and 2021 are related to the deferred tax assets of certain group entities which reported losses. The Group believes that it is more likely than not that the deferred tax assets of these entities will not be utilized. Therefore, valuation allowance has been provided.

Summary of deferred tax assets and deferred tax liabilities

	As of December 31,
	2019	2020	2021
Deferred tax assets
Net accumulated losses-carry forward	19,310	33,277	76,944
Payroll liabilities	1,795	3,836	5,438
Inventory write-downs	43	183	402
Receivables allowances	57	83	171
Other deductible temporary difference	—	26	9
Less: valuation allowance	(21,205)	(37,405)	(82,964)
Total deferred tax assets	—	—	—

Summary of tax losses carry forwarded for future years

At December 31, 2021	US$
2022	481
2023	120
2024	248
2025	65,168
2026	115,705
2027	5,698
2028	34,926
2029	74,954
2030	41,038
2031	37,855
Total tax losses carry forwards	376,193

Schedule of movement of valuation allowance

Movement of valuation allowance

	As of December 31,
	2019	2020	2021
Balance at beginning of the year	9,914	21,205	37,405
Changes of valuation allowance(1)	11,291	16,200	45,559
Balance at end of the year	21,205	37,405	82,964
(1)	Valuation allowances have been provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s entities’ operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. As of December 31, 2020 and 2021, full valuation allowances on deferred tax assets were provided because it was more likely than not that the Group will not be able to utilize tax loss carry forwards and other temporary tax difference generated by its unprofitable subsidiaries and the VIE.